FAIR VALUE MEASUREMENTS (Details) - USD ($)	4 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2020	Sep. 30, 2022	Dec. 31, 2021
Assets:
Cash held in the Trust Account		$ 207,598	$ 200,884
Cash and investments held in Trust Account	$ 250,003,298	251,018,841	250,007,295
Cash withdrawn from Trust Account for taxes	0	378,000	60,000
Liabilities:
Warrant liabilities	14,642,666	796,000	6,898,666
Money Market Funds
Assets:
Cash and investments held in Trust Account			250,007,295
U.S. Treasury Securities
Assets:
Cash held in the Trust Account	923	347
Cash and investments held in Trust Account	250,002,375	251,018,494
Cash withdrawn from Trust Account for taxes		378,000	60,000
Level 1 | Recurring | Money Market Funds
Assets:
Cash and investments held in Trust Account		251,018,841	250,007,295
Level 1 | Recurring | Public Warrants
Liabilities:
Warrant liabilities		500,000	4,333,333
Level 1 | U.S. Treasury Securities
Debt Securities, Held-to-maturity, Fair Value to Amortized Cost [Abstract]
Amortized Cost	250,002,375
Gross Holding Gain	12,605
Fair Value	249,989,770
Level 3 | Recurring | Private Placement Warrants
Liabilities:
Warrant liabilities	5,476,000	$ 296,000	$ 2,565,333
Level 3 | Recurring | Public Warrants
Liabilities:
Warrant liabilities	$ 9,166,666